Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Current assets:
Cash and cash equivalents	$ 10,746	$ 9,815
Short-term marketable securities	18,383	16,137
Accounts receivable, less allowances of $98 and $53, respectively	10,930	5,369
Inventories	791	776
Deferred tax assets	2,583	2,014
Vendor non-trade receivables	7,762	6,348
Other current assets	6,458	4,529
Total current assets	57,653	44,988
Long-term marketable securities	92,122	55,618
Property, plant and equipment, net	15,452	7,777
Goodwill	1,135	896
Acquired intangible assets, net	4,224	3,536
Other assets	5,478	3,556
Total assets	176,064	116,371
Current liabilities:
Accounts payable	21,175	14,632
Accrued expenses	11,414	9,247
Deferred revenue	5,953	4,091
Total current liabilities	38,542	27,970
Deferred revenue - non-current	2,648	1,686
Other non-current liabilities	16,664	10,100
Total liabilities	57,854	39,756
Commitments and contingencies
Shareholders' equity:
Common stock, no par value; 1,800,000 shares authorized; 939,208 and 929,277 shares issued and outstanding, respectively	16,422	13,331
Retained earnings	101,289	62,841
Accumulated other comprehensive income	499	443
Total shareholders' equity	118,210	76,615
Total liabilities and shareholders' equity	$ 176,064	$ 116,371